Commitments and Contingent Obligations - Schedule of Future Minimum Revenues to be Received on Committed Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Leases [Line Items]
Percentage of future minimum revenues utilization	100.00%
2012	$ 335,795
2013	652,237
2014	673,005
2015	673,282
2016	627,546
Thereafter	3,097,285
Future minimum revenue receivable	$ 6,059,150